Additional cash flows information (Tables)	6 Months Ended
Feb. 28, 2026
Additional cash flows information.
Summary of financing and investing activities not involving cash

	Six-month	Six-month
	period ended	period ended
	February 28,	February 28,
	2026	2025
	$	$
Additions to right-of-use assets	3,843,925	43,147
Lease termination	44,023	32,062
Change in derivative liabilities due to partial settlements of convertible notes - related party	17,578	—
Share subscription receivable	297,522	—
Initial recognition of derivative liabilities	2,867,806	2,215,564
Conversion of Series A Convertible Preferred Shares	—	308,692